SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

The ordinary shares of the Company are traded on the Nasdaq Global Select Market, under the symbol "CRNT". Up to December 11, 2017, the ordinary shares of the Company were also traded on the Tel Aviv Stock Exchange (TASE). On September 11, 2017 the Company notified TASE that it decided to voluntarily delist its ordinary shares from trading on TASE. Accordingly, the last trading day of Ceragon's ordinary shares on TASE was December 7, 2017 and the shares were delisted on December 11, 2017. Following the delisting, all of the Company's ordinary shares are traded on the NASDAQ.

a.	General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	Stock options plans:

1.
In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan, options and RSU's may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire between six to ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years.

Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. From the adoption of the plan until December 31, 2018 the board of the company approved to reserve an additional amount of 15,196,688 ordinary shares.  Any options or RSU's, which are canceled or forfeited before the expiration date, become available for future grants. As of December 31, 2018, the Company has 1,109,446 Ordinary shares available for future grant under the Plan.

2.	On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant Restricted share Units ("RSUs") pursuant to such Plan.

3.	The following is a summary of the Company's stock options and RSUs granted among the various plans:
	Year ended December 31, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,939,978	$3.61	3.75	$2,839
Granted	1,273,145	3.33
Exercised	(1,930,244)	1.44
Forfeited or expired	(531,273)	6.00

Outstanding at end of the year	6,751,606	3.99	3.47	7,937

Options exercisable at end of the year	4,150,587	4.97	2.76	4,517

Vested and expected to vest	6,325,305	4.09	3.36	7,501

	Year ended December 31, 2018
	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	327,093	$648
Granted	186,608
Exercised	(112,665)
Forfeited	(24,225)

Outstanding at end of the year	376,811	1,424

Vested and expected to vest	264,496	1,000

The Company's options are generally granted at exercise prices which are equal to the average market value of the ordinary shares in the period of 30 trading days prior to the grant date. The weighted average grant date fair value of the options granted during 2016, 2017 and 2018 were $ 0.78, $ 1.11 and $1.79, respectively. The Company granted 186,608 and 316,827 RSUs during 2018 and 2017, respectively. No RSUs were granted during 2016.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last day of the year.

This amount is impacted by the changes in the fair market value of the Company's shares. Total intrinsic value of options and RSUs exercised during the years ended December 31, 2017 and 2018 were $ 265 and $ 5,116, respectively. As of December 31, 2018, there was $ 2,225 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. This cost is expected to be recognized over a weighted-average period of 1.00 years.

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2018	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2018	Weighted average remaining contractual life (years for exercisable options)	Weighted average exercise price
$			$			$

RSUs 0.0	376,811	-	0.00	-	-	0.00
0.01-2.00	1,899,640	2.74	1.20	1,209,876	2.58	1.19
2.01-4.00	3,070,807	4.64	2.79	1,159,552	3.79	2.89
4.01-6.00	478,501	2.10	4.97	478,501	2.10	4.97
6.01-8.00	31,000	3.72	6.50	31,000	3.72	6.50
8.01-10.00	643,574	2.60	9.07	643,574	2.60	9.07
10.01-13.04	628,084	1.85	12.36	628,084	1.85	12.36

	7,128,417			4,150,587

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2016, 2017 and 2018, was comprised as follows:

	Year ended December 31,
	2016	2017	2018

Cost of revenues	$30	$54	$42
Research and development	151	229	313
Selling and marketing	369	292	640
General and administrative	521	628	985

Total share-based compensation expenses	$1,071	$1,203	$1,980

c.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.